COMMITMENTS AND CONTINGENCIES (Tables) - Successors [Member]	12 Months Ended
Dec. 31, 2020
Multiemployer Plan [Line Items]
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE CAPITAL LEASES

Future minimum lease payments and future interest payments under non-cancellable equipment capital leases at December 31, 2020 are payable as follows (in US$ thousands):

	As of December 31, 2020
	Future Minimum Lease Payments	Future Interest Payments	Total Payments
2021	$22,500	$1,524	$24,024
2022	3,236	453	3,689
2023	1,810	174	1,984
2024	438	21	459
2025	-	-	-
Thereafter	-	-	-
Total	$27,984	$2,172	$30,156

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES

Future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more at December 31, 2020 are payable as follows (in US$ thousands):

December 31, 2020

2021	$21,665
2022	2,814
2023	1,998
2024	2,003
2025	1,355
Thereafter	3,413
Total	$33,248